Document and Entity Information	Aug. 17, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 17, 2022
Entity Registrant Name	APX ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41125
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Juan Salvador Agraz 65
Entity Address, Address Line Two	Contadero, Cuajimalpa de Morelos
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	05370
City Area Code	55
Local Phone Number	4744 1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 16, 2022, the Audit Committee of the Board of Directors of the Company concluded, after discussion with the Company’s management, that (i) the Company’s audited balance sheet as of December 9, 2021 filed as Exhibit 99.1 to the Current Report on Form 8-K filed with the SEC on December 15, 2021 (the “8-K Audited Balance Sheet”), (ii) the audited financial statements included in the Company’s Annual Report on Form 10-K filed with the SEC on April 8, 2022 for the fiscal year ended December 31, 2021 (the “Annual Report”), and (iii) the unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022, filed with the SEC on May 16, 2022 (the “Q1 Quarterly Report” and collectively, together with the 8-K Audited Balance Sheet and the Annual Report, the “Affected Periods”), should no longer be relied upon due to changes required to the value of the Class A ordinary share, as described above. The Company plans to (i) amend the Current Report on Form 8-K filed on December 15, 2021 to file the revised audited balance sheet as of December 9, 2021, (ii) amend the Annual Report on Form 10-K to reflect the material weakness resulted from the change required to the value of the Class A ordinary share and to file the revised audited financial statements, and (iii) amend the Q1 Quarterly Report on Form 10-Q to file the revised unaudited interim financial statements to reflect the material weakness resulted from the change required to the value of the Class A ordinary share and to file the revised unaudited interim financial statements.
Entity Central Index Key	0001868573
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APXIW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Subject To Possible Redemption [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ